Supplemental Oil and Gas Information (unaudited) - Notable changes (Details) - MBoe	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Oil and Gas Information (unaudited)
Total extensions and discoveries attributable to successful drilling in the Eagle Ford and Permian Basins as well as the addition of proved undeveloped locations	3,365	956	1,201
Extensions and discoveries attributable to successful drilling in the Eagle Ford and Permian Basins	233	418	396
Extensions and discoveries as a result of additional proved undeveloped locations	3,120	494	805
Extensions and discoveries as a result of extensions from current production	12	44
Revisions to previous estimates increase (decrease)	493	(1,790)	(2,930)
Revisions to previous estimates increase (decrease) due to upward (downward) revision in crude oil prices	1,550	(293)	825
Revisions to previous estimates increase (decrease) due to combination of unfavorable adjustments	1,057	(1,497)	2,105
Acquisition of Reserves (Energy)	14,216	5,353	5,069